Derivative financial instruments - Cash flow hedge - Narrative (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Derivative financial instruments
Net gain (loss) on cash flow hedge | £	[1]	£ 3	£ (6)	£ 13
Cash flow hedge
Derivative financial instruments
Hedge ratio		1
Gain or (loss) due to ineffectiveness | £		£ 1	(1)
Gain in hedge reserves related to continuing hedges | £		6	3
Gain in hedge reserves related to discontinued hedges | £		0	0
Bonds €400m, €500m, €850m, €600m | Cash flow hedge
Derivative financial instruments
Net gain (loss) on cash flow hedge | £		3	(6)
€400m bond maturing in 2024 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					€ 400		€ 400
Principal amount					400
€500m bond maturing in 2026 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					500		500
Principal amount					500
€850m bond maturing in 2027 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					421		421
Principal amount					850
€600m bond maturing in 2028 | Cash flow hedge
Derivative financial instruments
Amount of hedged item					600		€ 600
Principal amount					€ 600
$700m term loan | Cash flow hedge
Derivative financial instruments
Amount of hedged item | $						$ 350		$ 0
Principal amount | $						$ 700
Net gain (loss) on cash flow hedge | £		£ 0	£ 0

[1]	£3m net gain (2022 £6m net loss; 2021: £13m net gain) on cash flow hedge includes £28m loss (2022: £137m gain; 2021: £15m loss) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £nil (2022: £118m gain; 2021: £nil) and reclassification to the income statement of £31m loss (2022: £25m gain; 2021: £28m loss) due to changes in foreign exchange rates.